Equity - Schedule of changes in revaluation, cash flow, and property reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Opening balance	€ (2,767)	€ (2,192)
Closing balance	(687)	(2,767)	€ (2,192)
Reserve of gain loss FVOCI | Equity securities
Disclosure of equity [Line Items]
Opening balance	1,152	1,187	1,282
Unrealised revaluations	664	(35)	(118)
Realised revaluations transferred to retained earnings	0	1	23
Closing balance	1,816	1,152	1,187
Reserve of gain loss FVOCI | - Debt securities
Disclosure of equity [Line Items]
Opening balance	(280)	(341)	96
Unrealised revaluations	(261)	53	(412)
Realised gains/losses transferred to the statement of profit or loss	62	9	(25)
Closing balance	(479)	(280)	(341)
Cash flow hedge
Disclosure of equity [Line Items]
Opening balance	(2,058)	(3,055)	(153)
Unrealised revaluations	365	997	(2,901)
Closing balance	(1,693)	(2,058)	(3,055)
Credit liability
Disclosure of equity [Line Items]
Opening balance	31	70	(80)
Realised revaluations transferred to retained earnings			(15)
Changes in credit liability reserve	(46)	(39)	165
Closing balance	(15)	31	70
Reserve of property in own use
Disclosure of equity [Line Items]
Opening balance	178	176	208
Unrealised revaluations	3	10	15
Realised revaluations transferred to retained earnings	(20)	(8)	(26)
Closing balance	€ 161	€ 178	176
Reserve of property in own use | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Opening balance			€ (20)